SCHEDULE OF STOCK OPTIONS ACTIVITY (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Equity [Abstract]
Outstanding, Option Shares Outstanding	100,300	102,125	98,626	124,495
Outstanding, Weighted Average Exercise Price	$ 38.00	$ 38.00	$ 52.00	$ 58.00
Outstanding, Weighted Average Remaining Contractual Term (Year)	5 years	4 years	3 years 10 months 24 days	1 year 5 months 15 days	1 year 10 months 9 days
Outstanding, Aggregate Intrinsic Value	$ 11,000		$ 16,900	$ 140,151
Awarded, Option Shares Outstanding			24,500	6,625
Awarded, Weighted Average Exercise Price			$ 8.00	$ 6.00
Forfeited/Cancelled, Option Shares Outstanding	(12,025)	(1,825)	(21,001)	(32,494)
Forfeited/Cancelled, Weighted Average Exercise Price	$ 58.00	$ 67.00	$ 68.00	$ 70.00
Outstanding, Option Shares Outstanding	88,275	100,300	102,125	98,626	124,495
Outstanding, Weighted Average Exercise Price	$ 35.00	$ 38.00	$ 38.00	$ 52.00	$ 58.00
Outstanding, Aggregate Intrinsic Value		$ 11,000		$ 16,900	$ 140,151
Vested, Option Shares Outstanding	74,769		82,940
Vested, Weighted Average Exercise Price	$ 39.00		$ 44.00
Vested, Weighted Average Remaining Contractual Term (Years)	3 years 6 months		4 years 10 months 20 days
Vested, Aggregate Intrinsic Value
Vested and expected to vest, Option Shares Outstanding	88,275		102,125
Vested and expected to vest, Weighted Average Exercise Price	$ 35.00		$ 38.00
Vested and expected to vest,Weighted Average Remaining Contractual Term (Years)	5 years		3 years 10 months 24 days
Vested and expected to vest, Aggregate Intrinsic Value
Outstanding, Weighted Average Remaining Contractual Term (Year)			5 years 6 months 29 days
Forfeited/Cancelled, Weighted Average Exercise Price	$ (58.00)	$ (67.00)	$ (68.00)	$ (70.00)